CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common units outstanding	30,184,388	30,197,087
Common units outstanding	30,184,388	30,197,087
General Partners, units outstanding	622,296	622,555
General Partners, units outstanding	622,296	622,555